SCHEDULE OF RESTATEMENT OF RECONCILIATION STATEMENT OF OPERATIONS 2023 (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales	$ 919,284	$ 716,697	$ 5,808,541	$ 2,083,123	$ 3,367,681	$ 3,939,473
Cost of Sales	1,104,278	107,277	3,463,665	772,481	1,934,150	1,041,697
Gross Profit	(184,994)	609,420	2,344,876	1,310,642	1,481,046	2,897,776
Operating Expenses:	3,032,321	2,315,317	8,097,404	4,496,541	7,944,389	6,246,011
Operating Income	(3,217,315)	(1,705,897)	(5,752,528)	(3,185,899)	(6,463,343)	(3,348,234)
Onter income						30,063
Net Income (Loss)	$ (4,655,608)	$ (1,625,268)	$ (8,110,233)	$ (3,105,233)	$ (2,518,827)	$ (3,318,171)
Income (Loss) per Share
Basic	$ (0.27)	$ (0.13)	$ (0.53)	$ (0.29)	$ (0.22)	$ (0.37)
Diluted	$ (0.27)	$ (0.13)	$ (0.53)	$ (0.29)	$ (0.22)	$ (0.37)
Adjustments to Reconcile Net Income (Loss) to Net Cash Flow from Operating Activities:
Shares issued for compensation			$ 555,900	$ 33,336	$ 33,336	$ 145,550
Distribution to affiliate			487,050		(5,780,578)	(1,214,325)
Depreciation & Amortization	$ 291,955	$ 238,617	868,089	669,827	972,135	523,380
Net Change, Right-of-Use Asset & Liabilities						(31,775)
Accounts Receivable			621,004	(165,282)	176,066	(395,002)
Inventory			752,072	(26,979)	329,100	(1,191,437)
Prepaids & Other Current Assets			(131,739)	(15,976)	14,905	32,910
Stock Account
Accounts Payable						32,653
Accrued Expenses			577,247	(132,431)	56,969	(267,464)
21030 Deferred Revenue			314,846	(96,549)	(157,931)	213,114
Net Cash From (Used In) Operating Activities			(1,429,652)	(2,621,062)	(9,138,555)	(5,470,567)
INVESTING ACTIVITIES
Purchase of Equipment						(76,686)
Affiliate companies			(15,660)		(625,000)
Purchase of R&D Equipment				(5,295)	(4,095)
Demonstration Equipment						0
Purchase of Intangible Assets						(408,169)
Net Cash From (Used In) Investing Activities			(22,560)	(288,628)	(977,821)	(484,855)
FINANCING ACTIVITIES
Proceeds from Sale of Common Stock			3,487,353	2,652,350	2,652,350	(25,240)
Net Cash From (Used In) Financing Activities			4,542,870	(1,169,687)	4,449,110	(25,240)
Net Cash Flow for Period						(5,980,662)
Cash - Beginning of Period				6,201,137	6,201,137	12,181,799
Cash - End of Period						6,201,137
NON-CASH INVESTING AND FINANCING ACTIVITIES
Share issued for purchase of license				6,615,000	6,615,000	1,210,000
Cash Received / Paid During the Period for:
Income Taxes
Interest						39,509
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales						3,939,474
Cost of Sales						1,489,457
Gross Profit						2,450,017
Operating Expenses:						6,246,011
Operating Income						(3,795,994)
Onter income						30,063
Net Income (Loss)						$ (3,765,932)
Income (Loss) per Share
Basic						$ (0.42)
Diluted						$ (0.42)
Adjustments to Reconcile Net Income (Loss) to Net Cash Flow from Operating Activities:
Shares issued on conversion of debt						$ 0
Shares issued for compensation						145,550
Distribution to affiliate						(1,214,325)
Depreciation & Amortization						523,380
Net Change, Right-of-Use Asset & Liabilities						(31,775)
Accounts Receivable						(395,002)
Inventory						(1,231,796)
Prepaids & Other Current Assets						32,910
Accounts Payable						32,653
Accrued Expenses						(267,464)
21030 Deferred Revenue						701,234
Net Cash From (Used In) Operating Activities						(5,470,618)
INVESTING ACTIVITIES
Purchase of Equipment						(76,636)
Purchase of Intangible Assets						(408,169)
Net Cash From (Used In) Investing Activities						(484,805)
FINANCING ACTIVITIES
Dividends Paid
Proceeds from Sale of Common Stock						(25,240)
Net Cash From (Used In) Financing Activities						(25,240)
Net Cash Flow for Period						(5,980,663)
Cash - Beginning of Period				6,201,136	6,201,136	12,181,799
Cash - End of Period						6,201,136
NON-CASH INVESTING AND FINANCING ACTIVITIES
Share issued for purchase of license						1,210,000
Cash Received / Paid During the Period for:
Income Taxes
Interest						39,509
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales						0
Cost of Sales						(447,761)
Gross Profit						447,761
Operating Expenses:						0
Operating Income						447,760
Onter income						0
Net Income (Loss)						$ 447,761
Income (Loss) per Share
Basic						$ 0.05
Diluted						$ 0.05
Adjustments to Reconcile Net Income (Loss) to Net Cash Flow from Operating Activities:
Shares issued on conversion of debt						$ 0
Shares to be issued as consideration for services						0
Shares issued for compensation						0
Distribution to affiliate						0
Depreciation & Amortization						0
Net Change, Right-of-Use Asset & Liabilities						0
Accounts Receivable						0
Inventory						40,359
Prepaids & Other Current Assets						0
Accounts Payable						0
Accrued Expenses						0
21030 Deferred Revenue						(488,120)
Net Cash From (Used In) Operating Activities						51
INVESTING ACTIVITIES
Purchase of Equipment						(50)
Affiliate companies						0
Purchase of R&D Equipment						0
Demonstration Equipment						0
Purchase of Intangible Assets						0
Net Cash From (Used In) Investing Activities						(50)
FINANCING ACTIVITIES
Proceeds from Sale of Common Stock						0
Net Cash From (Used In) Financing Activities						0
Net Cash Flow for Period						(1)
Cash - Beginning of Period				$ (1)	$ (1)	0
Cash - End of Period						(1)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Share issued for purchase of license						0
Cash Received / Paid During the Period for:
Interest						$ 0